FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA 6NY of TFLIC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA 6NY of TFLIC indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA 6NY of TFLIC as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Invesco V.I. High Yield Series I Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Balanced Institutional Shares	TA WMC US Growth Initial Class
Janus Henderson - Global Research Institutional Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA 6NY of TFLIC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA 6NY of TFLIC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA 6NY of TFLIC since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class A Shares	3,390.545	$89,866	$98,224	$(1)	$98,223	2,419	$40.608942	$40.608942
AB Large Cap Growth Class A Shares	6,188.876	249,289	477,100	(2)	477,098	8,753	54.508477	54.508477
Alger Growth & Income Class I-2 Shares	10,286.121	135,156	250,364	-	250,364	5,881	42.571496	42.571496
BNY Mellon VIF Appreciation Initial Shares	5,018.142	189,414	236,756	(1)	236,755	5,463	43.334751	43.334751
BNY Mellon VIF Opportunistic Small Cap Initial Shares	226.609	10,069	11,253	4	11,257	382	29.447307	29.447307
Invesco V.I. High Yield Series I Shares	1,902.487	10,057	10,007	-	10,007	7,144	1.400749	1.400749
Janus Henderson - Balanced Institutional Shares	6,442.363	189,482	280,758	-	280,758	5,187	54.123323	54.123323
Janus Henderson - Global Research Institutional Shares	2,778.487	92,545	176,767	3	176,770	5,699	31.015154	31.015154
MFS® Growth Initial Class	1,117.860	49,532	82,509	2	82,511	1,360	60.688448	60.688448
MFS® Investors Trust Initial Class	1,572.734	37,199	57,515	-	57,515	1,624	35.408042	35.408042
MFS® Research Initial Class	2,398.213	65,577	78,829	(1)	78,828	1,934	40.767441	40.767441
MS VIF Core Plus Fixed Income Class I Shares	2,528.943	26,744	29,639	-	29,639	1,350	21.958226	21.958226
MS VIF Global Strategist Class I Shares	3,903.795	35,577	42,903	-	42,903	2,174	19.730453	19.730453
TA BlackRock Government Money Market Initial Class	23,190.340	23,190	23,190	1	23,191	21,014	1.103608	1.103608
TA WMC US Growth Initial Class	9,121.616	229,045	398,706	1	398,707	5,900	67.577142	67.577142

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	AB Growth and Income Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount

Net Assets as of December 31, 2018:	$132,646	$308,292	$246,492	$200,791	$20,918

Investment Income:
Reinvested Dividends	1,871	-	4,555	2,783	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,004	4,909	3,779	3,201	316

Net Investment Income (Loss)	(133)	(4,909)	776	(418)	(316)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,892	45,544	26,576	25,883	4,066
Realized Gain (Loss) on Investments	587	3,355	2,072	646	86

Net Realized Capital Gains (Losses) on Investments	16,479	48,899	28,648	26,529	4,152
Net Change in Unrealized Appreciation (Depreciation)	13,184	57,354	38,972	42,579	380

Net Gain (Loss) on Investment	29,663	106,253	67,620	69,108	4,532

Net Increase (Decrease) in Net Assets Resulting from Operations	29,530	101,344	68,396	68,690	4,216

Increase (Decrease) in Net Assets from Contract Transactions	(12)	(697)	(9)	(2,473)	(4)

Total Increase (Decrease) in Net Assets	29,518	100,647	68,387	66,217	4,212

Net Assets as of December 31, 2019:	$162,164	$408,939	$314,879	$267,008	$25,130

Investment Income:
Reinvested Dividends	1,357	-	3,932	1,964	148
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,568	5,765	3,744	3,370	261

Net Investment Income (Loss)	(211)	(5,765)	188	(1,406)	(113)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,860	32,784	1,078	22,215	-
Realized Gain (Loss) on Investments	11,042	45,704	55,374	15,341	4,012

Net Realized Capital Gains (Losses) on Investments	15,902	78,488	56,452	37,556	4,012
Net Change in Unrealized Appreciation (Depreciation)	(23,421)	58,146	(26,133)	14,753	(2,137)

Net Gain (Loss) on Investment	(7,519)	136,634	30,319	52,309	1,875

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,730)	130,869	30,507	50,903	1,762

Increase (Decrease) in Net Assets from Contract Transactions	(56,211)	(62,710)	(95,022)	(81,156)	(15,635)

Total Increase (Decrease) in Net Assets	(63,941)	68,159	(64,515)	(30,253)	(13,873)

Net Assets as of December 31, 2020:	$98,223	$477,098	$250,364	$236,755	$11,257

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount
Net Assets as of December 31, 2018:	$8,773	$336,930	$170,893	$93,254	$39,431

Investment Income:
Reinvested Dividends	559	7,261	1,979	-	322
Investment Expense:
Mortality and Expense Risk and Administrative Charges	127	5,041	2,638	1,520	623

Net Investment Income (Loss)	432	2,220	(659)	(1,520)	(301)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,200	11,766	9,967	2,736
Realized Gain (Loss) on Investments	4	1,456	2,209	1,469	224

Net Realized Capital Gains (Losses) on Investments	4	11,656	13,975	11,436	2,960
Net Change in Unrealized Appreciation (Depreciation)	617	56,730	33,244	23,859	9,102

Net Gain (Loss) on Investment	621	68,386	47,219	35,295	12,062

Net Increase (Decrease) in Net Assets Resulting from Operations	1,053	70,606	46,560	33,775	11,761

Increase (Decrease) in Net Assets from Contract Transactions	(5)	(43)	(1,989)	(638)	-

Total Increase (Decrease) in Net Assets	1,048	70,563	44,571	33,137	11,761

Net Assets as of December 31, 2019:	$9,821	$407,493	$215,464	$126,391	$51,192

Investment Income:
Reinvested Dividends	561	8,584	1,528	-	320
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125	4,768	2,594	1,589	670

Net Investment Income (Loss)	436	3,816	(1,066)	(1,589)	(350)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,041	11,131	9,134	1,531
Realized Gain (Loss) on Investments	(4)	58,656	36,182	57,516	252

Net Realized Capital Gains (Losses) on Investments	(4)	62,697	47,313	66,650	1,783
Net Change in Unrealized Appreciation (Depreciation)	(242)	(27,951)	(15,732)	(32,567)	4,890

Net Gain (Loss) on Investment	(246)	34,746	31,581	34,083	6,673

Net Increase (Decrease) in Net Assets Resulting from Operations	190	38,562	30,515	32,494	6,323

Increase (Decrease) in Net Assets from Contract Transactions	(4)	(165,297)	(69,209)	(76,374)	-

Total Increase (Decrease) in Net Assets	186	(126,735)	(38,694)	(43,880)	6,323

Net Assets as of December 31, 2020:	$10,007	$280,758	$176,770	$82,511	$57,515

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount	MS VIF Global Strategist Class I Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount
Net Assets as of December 31, 2018:	$105,033	$25,471	$33,741	$57,308	$252,223

Investment Income:
Reinvested Dividends	987	1,102	682	1,071	404
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,669	362	493	732	4,105

Net Investment Income (Loss)	(682)	740	189	339	(3,701)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,883	-	1,557	-	26,322
Realized Gain (Loss) on Investments	844	18	89	-	1,836

Net Realized Capital Gains (Losses) on Investments	13,727	18	1,646	-	28,158
Net Change in Unrealized Appreciation (Depreciation)	19,698	1,636	3,632	-	71,752

Net Gain (Loss) on Investment	33,425	1,654	5,278	-	99,910

Net Increase (Decrease) in Net Assets Resulting from Operations	32,743	2,394	5,467	339	96,209

Increase (Decrease) in Net Assets from Contract Transactions	(21)	1	(3)	(5,318)	(648)

Total Increase (Decrease) in Net Assets	32,722	2,395	5,464	(4,979)	95,561

Net Assets as of December 31, 2019:	$137,755	$27,866	$39,205	$52,329	$347,784

Investment Income:
Reinvested Dividends	1,004	818	555	148	415
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,562	383	507	550	4,874

Net Investment Income (Loss)	(558)	435	48	(402)	(4,459)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,534	299	2,840	-	30,183
Realized Gain (Loss) on Investments	37,633	31	75	-	33,324

Net Realized Capital Gains (Losses) on Investments	43,167	330	2,915	-	63,507
Net Change in Unrealized Appreciation (Depreciation)	(28,866)	1,008	737	-	55,470

Net Gain (Loss) on Investment	14,301	1,338	3,652	-	118,977

Net Increase (Decrease) in Net Assets Resulting from Operations	13,743	1,773	3,700	(402)	114,518

Increase (Decrease) in Net Assets from Contract Transactions	(72,670)	-	(2)	(28,736)	(63,595)

Total Increase (Decrease) in Net Assets	(58,927)	1,773	3,698	(29,138)	50,923

Net Assets as of December 31, 2020:	$78,828	$29,639	$42,903	$23,191	$398,707

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA 6NY of TFLIC (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Growth and Income Class A Shares	AllianceBernstein Growth and Income Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AllianceBernstein Large Cap Growth Portfolio Class A Shares
BNY Mellon Variable Investment Fund:	BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

6

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

7

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Growth and Income Class A Shares	$6,218	$57,779
AB Large Cap Growth Class A Shares	32,784	68,474
Alger Growth & Income Class I-2 Shares	5,010	98,765
BNY Mellon VIF Appreciation Initial Shares	24,179	84,527
BNY Mellon VIF Opportunistic Small Cap Initial Shares	148	15,897
Invesco V.I. High Yield Series I Shares	562	129
Janus Henderson - Balanced Institutional Shares	12,625	170,068
Janus Henderson - Global Research Institutional Shares	12,658	71,802
MFS® Growth Initial Class	9,134	77,963
MFS® Investors Trust Initial Class	1,852	670
MFS® Research Initial Class	6,538	74,232
MS VIF Core Plus Fixed Income Class I Shares	1,118	384
MS VIF Global Strategist Class I Shares	3,395	509
TA BlackRock Government Money Market Initial Class	148	29,285
TA WMC US Growth Initial Class	30,597	68,469

8

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Growth and Income Class A Shares	-	(1,628)	(1,628)	-	(1)	(1)
AB Large Cap Growth Class A Shares	-	(1,276)	(1,276)	-	(19)	(19)
Alger Growth & Income Class I-2 Shares	-	(2,503)	(2,503)	-	-	-
BNY Mellon VIF Appreciation Initial Shares	-	(2,057)	(2,057)	-	(74)	(74)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	(628)	(628)	-	-	-
Invesco V.I. High Yield Series I Shares	-	(3)	(3)	-	(4)	(4)
Janus Henderson - Balanced Institutional Shares	-	(3,305)	(3,305)	-	(1)	(1)
Janus Henderson - Global Research Institutional Shares	-	(2,531)	(2,531)	-	(81)	(81)
MFS® Growth Initial Class	-	(1,350)	(1,350)	-	(15)	(15)
MFS® Investors Trust Initial Class	-	-	-	-	-	-
MFS® Research Initial Class	-	(1,953)	(1,953)	-	(1)	(1)
MS VIF Core Plus Fixed Income Class I Shares	-	-	-	-	-	-
MS VIF Global Strategist Class I Shares	-	(1)	(1)	-	-	-
TA BlackRock Government Money Market Initial Class	-	(25,904)	(25,904)	-	(4,780)	(4,780)
TA WMC US Growth Initial Class	-	(1,072)	(1,072)	-	(15)	(15)

9

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
Subaccount	Units Purchased in Dollars	and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Growth and Income Class A Shares	$-	$(56,211)	$(56,211)	$-	$(12)	$(12)
AB Large Cap Growth Class A Shares	-	(62,710)	(62,710)	-	(697)	(697)
Alger Growth & Income Class I-2 Shares	-	(95,022)	(95,022)	-	(9)	(9)
BNY Mellon VIF Appreciation Initial Shares	-	(81,156)	(81,156)	-	(2,473)	(2,473)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	-	(15,635)	(15,635)	-	(4)	(4)
Invesco V.I. High Yield Series I Shares	-	(4)	(4)	-	(5)	(5)
Janus Henderson - Balanced Institutional Shares	-	(165,297)	(165,297)	-	(43)	(43)
Janus Henderson - Global Research Institutional Shares	-	(69,209)	(69,209)	-	(1,989)	(1,989)
MFS® Growth Initial Class	-	(76,374)	(76,374)	-	(638)	(638)
MFS® Investors Trust Initial Class	-	-	-	-	-	-
MFS® Research Initial Class	-	(72,670)	(72,670)	-	(21)	(21)
MS VIF Core Plus Fixed Income Class I Shares	-	-	-	-	1	1
MS VIF Global Strategist Class I Shares	-	(2)	(2)	-	(3)	(3)
TA BlackRock Government Money Market Initial Class	-	(28,736)	(28,736)	-	(5,318)	(5,318)
TA WMC US Growth Initial Class	-	(63,595)	(63,595)	-	(648)	(648)

10

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Growth and Income Class A Shares
12/31/2020	2,419	$40.61	to	$40.61	$98,223	1.17%	1.35%	to	1.35%	1.35%	to	1.35%
12/31/2019	4,047	40.07	to	40.07	162,164	1.25	1.35	to	1.35	22.26	to	22.26
12/31/2018	4,048	32.77	to	32.77	132,646	0.99	1.35	to	1.35	(6.87)	to	(6.87)
12/31/2017	4,083	35.19	to	35.19	143,679	1.45	1.35	to	1.35	17.35	to	17.35
12/31/2016	4,084	29.99	to	29.99	122,460	0.83	1.35	to	1.35	9.82	to	9.82

AB Large Cap Growth Class A Shares
12/31/2020	8,753	54.51	to	54.51	477,098	-	1.35	to	1.35	33.68	to	33.68
12/31/2019	10,029	40.78	to	40.78	408,939	-	1.35	to	1.35	32.90	to	32.90
12/31/2018	10,048	30.68	to	30.68	308,292	-	1.35	to	1.35	1.20	to	1.20
12/31/2017	10,078	30.32	to	30.32	305,531	-	1.35	to	1.35	30.23	to	30.23
12/31/2016	10,292	23.28	to	23.28	239,581	-	1.35	to	1.35	1.26	to	1.26

Alger Growth & Income Class I-2 Shares
12/31/2020	5,881	42.57	to	42.57	250,364	1.41	1.35	to	1.35	13.35	to	13.35
12/31/2019	8,384	37.56	to	37.56	314,879	1.62	1.35	to	1.35	27.75	to	27.75
12/31/2018	8,384	29.40	to	29.40	246,492	1.67	1.35	to	1.35	(5.89)	to	(5.89)
12/31/2017	8,418	31.24	to	31.24	262,987	1.54	1.35	to	1.35	19.71	to	19.71
12/31/2016	8,419	26.10	to	26.10	219,697	1.85	1.35	to	1.35	8.78	to	8.78

BNY Mellon VIF Appreciation Initial Shares
12/31/2020	5,463	43.33	to	43.33	236,755	0.78	1.35	to	1.35	22.04	to	22.04
12/31/2019	7,520	35.51	to	35.51	267,008	1.17	1.35	to	1.35	34.28	to	34.28
12/31/2018	7,594	26.44	to	26.44	200,791	1.26	1.35	to	1.35	(8.10)	to	(8.10)
12/31/2017	7,689	28.77	to	28.77	221,246	1.34	1.35	to	1.35	25.64	to	25.64
12/31/2016	7,767	22.90	to	22.90	177,883	1.61	1.35	to	1.35	6.47	to	6.47

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2020	382	29.45	to	29.45	11,257	0.77	1.35	to	1.35	18.30	to	18.30
12/31/2019	1,010	24.89	to	24.89	25,130	-	1.35	to	1.35	20.16	to	20.16
12/31/2018	1,010	20.72	to	20.72	20,918	-	1.35	to	1.35	(20.16)	to	(20.16)
12/31/2017	1,010	25.95	to	25.95	26,204	-	1.35	to	1.35	23.02	to	23.02
12/31/2016	1,010	21.09	to	21.09	21,304	-	1.35	to	1.35	15.52	to	15.52

Invesco V.I. High Yield Series I Shares
12/31/2020	7,144	1.40	to	1.40	10,007	6.04	1.35	to	1.35	1.94	to	1.94
12/31/2019	7,147	1.37	to	1.37	9,821	5.89	1.35	to	1.35	12.00	to	12.00
12/31/2018	7,151	1.23	to	1.23	8,773	5.05	1.35	to	1.35	(4.65)	to	(4.65)
12/31/2017	7,154	1.29	to	1.29	9,205	4.06	1.35	to	1.35	4.89	to	4.89
12/31/2016	7,159	1.23	to	1.23	8,782	1.95	1.35	to	1.35	9.74	to	9.74

Janus Henderson - Balanced Institutional Shares
12/31/2020	5,187	54.12	to	54.12	280,758	2.42	1.35	to	1.35	12.79	to	12.79
12/31/2019	8,492	47.99	to	47.99	407,493	1.93	1.35	to	1.35	20.96	to	20.96
12/31/2018	8,493	39.67	to	39.67	336,930	2.16	1.35	to	1.35	(0.67)	to	(0.67)
12/31/2017	8,494	39.94	to	39.94	339,241	1.62	1.35	to	1.35	16.86	to	16.86
12/31/2016	8,496	34.18	to	34.18	290,368	2.24	1.35	to	1.35	3.21	to	3.21

Janus Henderson - Global Research Institutional Shares
12/31/2020	5,699	31.02	to	31.02	176,770	0.79	1.35	to	1.35	18.46	to	18.46
12/31/2019	8,230	26.18	to	26.18	215,464	1.01	1.35	to	1.35	27.32	to	27.32
12/31/2018	8,311	20.56	to	20.56	170,893	1.14	1.35	to	1.35	(8.11)	to	(8.11)
12/31/2017	8,433	22.38	to	22.38	188,715	0.82	1.35	to	1.35	25.34	to	25.34
12/31/2016	8,697	17.85	to	17.85	155,285	1.12	1.35	to	1.35	0.71	to	0.71

11

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

MFS® Growth Initial Class
12/31/2020	1,360	$60.69	to	$60.69	$82,511	-%	1.35%	to	1.35%	30.10%	to	30.10%
12/31/2019	2,710	46.65	to	46.65	126,391	-	1.35	to	1.35	36.31	to	36.31
12/31/2018	2,725	34.22	to	34.22	93,254	0.09	1.35	to	1.35	1.29	to	1.29
12/31/2017	2,725	33.78	to	33.78	92,079	0.10	1.35	to	1.35	29.66	to	29.66
12/31/2016	2,917	26.06	to	26.06	76,018	0.04	1.35	to	1.35	1.08	to	1.08

MFS® Investors Trust Initial Class
12/31/2020	1,624	35.41	to	35.41	57,515	0.64	1.35	to	1.35	12.35	to	12.35
12/31/2019	1,624	31.52	to	31.52	51,192	0.69	1.35	to	1.35	29.83	to	29.83
12/31/2018	1,624	24.27	to	24.27	39,431	0.63	1.35	to	1.35	(6.75)	to	(6.75)
12/31/2017	1,652	26.03	to	26.03	43,019	0.73	1.35	to	1.35	21.71	to	21.71
12/31/2016	1,652	21.39	to	21.39	35,346	0.86	1.35	to	1.35	7.15	to	7.15

MFS® Research Initial Class
12/31/2020	1,934	40.77	to	40.77	78,828	0.86	1.35	to	1.35	15.04	to	15.04
12/31/2019	3,887	35.44	to	35.44	137,755	0.79	1.35	to	1.35	31.18	to	31.18
12/31/2018	3,888	27.02	to	27.02	105,033	0.70	1.35	to	1.35	(5.65)	to	(5.65)
12/31/2017	3,889	28.63	to	28.63	111,344	1.36	1.35	to	1.35	21.73	to	21.73
12/31/2016	3,889	23.52	to	23.52	91,487	0.79	1.35	to	1.35	7.29	to	7.29

MS VIF Core Plus Fixed Income Class I Shares
12/31/2020	1,350	21.96	to	21.96	29,639	2.86	1.35	to	1.35	6.36	to	6.36
12/31/2019	1,350	20.64	to	20.64	27,866	4.08	1.35	to	1.35	9.40	to	9.40
12/31/2018	1,350	18.87	to	18.87	25,471	2.56	1.35	to	1.35	(1.98)	to	(1.98)
12/31/2017	1,350	19.25	to	19.25	25,986	3.15	1.35	to	1.35	4.83	to	4.83
12/31/2016	1,350	18.36	to	18.36	24,788	1.92	1.35	to	1.35	4.70	to	4.70

MS VIF Global Strategist Class I Shares
12/31/2020	2,174	19.73	to	19.73	42,903	1.47	1.35	to	1.35	9.44	to	9.44
12/31/2019	2,175	18.03	to	18.03	39,205	1.85	1.35	to	1.35	16.20	to	16.20
12/31/2018	2,175	15.51	to	15.51	33,741	1.16	1.35	to	1.35	(7.76)	to	(7.76)
12/31/2017	2,175	16.82	to	16.82	36,581	1.14	1.35	to	1.35	14.57	to	14.57
12/31/2016	2,175	14.68	to	14.68	31,932	-	1.35	to	1.35	4.17	to	4.17

TA BlackRock Government Money Market Initial Class
12/31/2020	21,014	1.10	to	1.10	23,191	0.36	1.35	to	1.35	(1.05)	to	(1.05)
12/31/2019	46,918	1.12	to	1.12	52,329	1.96	1.35	to	1.35	0.61	to	0.61
12/31/2018	51,698	1.11	to	1.11	57,308	1.78	1.35	to	1.35	0.44	to	0.44
12/31/2017	56,526	1.10	to	1.10	62,384	0.01	1.35	to	1.35	(1.33)	to	(1.33)
12/31/2016	61,082	1.12	to	1.12	68,318	0.01	1.35	to	1.35	(1.32)	to	(1.32)

TA WMC US Growth Initial Class
12/31/2020	5,900	67.58	to	67.58	398,707	0.11	1.35	to	1.35	35.47	to	35.47
12/31/2019	6,972	49.88	to	49.88	347,784	0.13	1.35	to	1.35	38.18	to	38.18
12/31/2018	6,987	36.10	to	36.10	252,223	0.49	1.35	to	1.35	(1.13)	to	(1.13)
12/31/2017	6,988	36.51	to	36.51	255,172	0.42	1.35	to	1.35	27.48	to	27.48
12/31/2016	7,340	28.64	to	28.64	210,247	0.41	1.35	to	1.35	1.44	to	1.44

12

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

(1)	See Footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

13

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

14

Transamerica Financial Life Insurance Company

Separate Account VA 6NY of TFLIC

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

15